Operating Lease (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating Lease [Line Items]
Operating lease expenses	$ 624,754	$ 12,558
Short term lease incurred	$ 459,018
Maximum [Member]
Operating Lease [Line Items]
Lease term	24 months
Minimum [Member]
Operating Lease [Line Items]
Lease term	36 months